Average Annual Total Returns{- Fidelity Flex Opportunistic Insights Fund} - 12.31 Fidelity Flex Opportunistic Insights Fund PRO-06 - Fidelity Flex Opportunistic Insights Fund	Fidelity Flex Opportunistic Insights Fund Return Before Taxes Past 1 year	Fidelity Flex Opportunistic Insights Fund Return Before Taxes Since Inception		Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions Past 1 year	Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions Since Inception		Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Opportunistic Insights Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Since Inception
Total	33.68%	21.38%	[1]	31.57%	20.66%	[1]	21.40%	17.15%	[1]	20.89%	15.32%	[1]

[1]	(a)From March 8, 2017